Summary of Significant Accounting Policies - Schedule of Weighted Average Dilutive Common Shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Total potentially dilutive shares	6,888,474	4,737,533	5,333,763	2,546,088
Options [Member]
Total potentially dilutive shares	3,018,700	2,160,950	2,168,950	1,330,450
Warrants [Member]
Total potentially dilutive shares	3,592,831	2,486,286	2,953,651	1,066,930
Convertible Notes [Member]
Total potentially dilutive shares	276,943	90,297	211,162	148,708